Share-based payments - Share-based Compensation Cost Recognized in Net Income (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Cost recognized in net income	$ 8,110	$ 14,072	$ 7,703
Stock option plans
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Cost recognized in net income	0	8,697	521
EDIP and ELTIP
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Cost recognized in net income	$ 8,110	$ 5,375	$ 7,182